15007562

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAY 27 2015

Washington, DC 20549

CERT NAS
File No. 001-37405

By Electronic Mail

May 27, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 27, 2015 The Nasdaq Stock Market (the "Exchange") received from OncoSec Medical Incorporated (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock,
$0.0001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery